S000001273 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	9.12%	10.72%
MID CAP INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	9.00%	10.58%
MID CAP INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.61%	6.66%	8.58%
MID CAP INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	6.67%	8.16%